Income Taxes - Schedule of Reconciliation of Statutory Rate and Effective Tax Rates (Details) - PREDECESSOR MILLROSE BUSINESS [Member]	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statutory rate	21.00%	21.00%
State income rates, net of federal income tax benefit	4.30%	4.30%
Valuation allowance	(25.30%)	(25.30%)
Effective tax rate	0.00%	0.00%